Securian Financial Group, Inc.
400 Robert Street North
St. Paul, MN  55101-2098
www.securian.com
651.665.3500




May 5, 2008


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

RE:	Variable Annuity Account
	File Numbers:  33-12333

Dear Ladies and Gentlemen:

On behalf of Variable Annuity Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant 's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 22, 2008.

Any questions and comments that you may have regarding this filing may directed to the undersigned at (651) 665-3708.

Sincerely,

/s/ Michael P. Boyle

Michael P. Boyle
Senior Counsel


Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.